Jan. 28, 2016

BLACKROCK FUNDS II

BlackRock Investment Grade Bond Portfolio

(the "Fund")

Class R Shares

Supplement dated September 30, 2016 to the Prospectus, dated January 28, 2016

In connection with the changes to the Fund's investment objective and investment strategies previously approved by the Board of Trustees of BlackRock Funds II (the "Board"), effective October 1, 2016, BlackRock Advisors, LLC ("BlackRock") has contractually agreed to waive the Fund's management fee with respect to any portion of the Fund's assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates.

In addition, on September 14, 2016, the Board approved the appointment of BlackRock International Limited as the sub-adviser of the Fund, pursuant to a separate sub-advisory agreement between BlackRock International Limited and BlackRock Advisors, LLC with respect to the Fund. The addition of BlackRock International Limited as a sub-adviser of the Fund is effective on October 1, 2016.

Effective October 1, 2016, the following changes are made to the Prospectus:

Changes to the Fund's Fees and Expenses

The table and example in the section of the Prospectus entitled "Fund Overview — Key Facts About BlackRock Investment Grade Bond Portfolio — Fees and Expenses of the Fund" are hereby deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class R Shares
Management Fee[1,2]	0.35%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses[3]	0.56%
Acquired Fund Fees and Expenses[4,5]	0.13%
Total Annual Fund Operating Expenses[4]	1.54%
Fee Waivers and/or Expense Reimbursements[2,6]	(0.32)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2,6]	1.22%

[1]	Management Fee has been restated to reflect current fees.
[2]	As described in the "Management of the Funds" section of the Fund's prospectus beginning on page 44, BlackRock Advisors, LLC ("BlackRock") has contractually agreed to waive the management fee with respect to any portion of the Fund's assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates through April 30, 2018. The contractual agreement may be terminated upon 90 days' notice by a majority of the non-interested trustees of BlackRock Funds II (the "Trust") or by a vote of a majority of the outstanding voting securities of the Fund.
[3]	Other Expenses are based on estimated amounts for the current fiscal year.
[4]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund's most recent annual report, which do not include the Acquired Fund Fees and Expenses or the restatement of Management Fee to reflect current fees.
[5]	Acquired Fund Fees and Expenses have been estimated for the current fiscal year.
[6]	As described in the "Management of the Funds" section of the Fund's prospectus beginning on page 44, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.09% of average daily net assets through April 30, 2018. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the two years following such waivers and/or reimbursements. The contractual agreement may be terminated upon 90 days' notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R Shares	$124	$455	$809	$1,807